SP 500 Pure Value Fund Investment Objectives and Goals - Class A and Class C [Member] - SP 500 Pure Value Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	S&P 500® Pure Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The S&P 500® Pure Value Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Value Index (the “underlying index”).